summary of significant accounting policies - Other (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidation
Change in ownership interests of subsidiary		CAD 243
Revenue Recognition
Revenues from multiple element arrangements (as a percent)	0.667
Maximum
Use of estimates and judgements
Direct costs as a percentage of operating expenses included in the segment performance measure	50.00%
Revenue Recognition
Deferral account liability amortization period	3 years
TELUS Communications Inc.
Consolidation
Per cent ownership	100.00%
TELUS International (Cda) Inc.
Consolidation
Change in ownership interests of subsidiary		CAD 302
Non-controlling interest per cent		35.00%
Per cent of net book value		35.00%